Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Assets
Cash and cash equivalents	$ 490.8	$ 382.0
Accounts receivable, net	554.1	527.8
Short-term contract assets	38.5	51.2
Inventories, net	1,155.3	1,211.1
Prepaid expenses and other current assets	64.3	74.6
Total Current Assets	2,303.0	2,246.7
Property, plant and equipment, net	2,450.1	2,475.0
Goodwill	525.8	534.7
Other assets	355.7	245.4
Total Assets	5,634.6	5,501.8
Liabilities and Stockholders’ Equity
Accounts payable	521.2	498.8
Short-term contract liabilities	78.7	71.4
Short-term debt and current portion of long-term debt	11.5	6.6
Other current liabilities	237.8	260.1
Total Current Liabilities	849.2	836.9
Long-term debt	1,387.4	1,535.5
Accrued postretirement benefits	312.5	318.4
Pension liabilities	731.5	730.0
Other long-term liabilities	160.8	89.4
Total Liabilities	3,441.4	3,510.2
ATI Stockholders’ Equity:
Preferred stock, par value $0.10: authorized-50,000,000 shares; issued-none	0.0	0.0
Common stock, par value $0.10: authorized-500,000,000 shares; issued- 126,695,171 shares at December 31, 2019 and 2018; outstanding-126,085,348 shares at December 31, 2019 and 125,684,396 shares at December 31, 2018	12.7	12.7
Additional paid-in capital	1,618.0	1,615.4
Retained earnings	1,679.3	1,422.0
Treasury stock: 609,823 shares at December 31, 2019 and 1,010,775 shares at December 31, 2018	(18.2)	(30.6)
Accumulated other comprehensive loss, net of tax	(1,201.7)	(1,133.8)
Total ATI Stockholders’ Equity	2,090.1	1,885.7
Noncontrolling interests
Noncontrolling Interests	103.1	105.9
Total Stockholders’ Equity	2,193.2	1,991.6
Total Liabilities and Stockholders’ Equity	$ 5,634.6	$ 5,501.8